Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
EQUITY	EQUITY
a.Share capital

	As of December 31,
	2024	2023
Ordinary shares, $0.0001 par value (Note i)	$29	$24
i.Ordinary shares

	Unit: in Thousands of Shares
	As of December 31,
	2024	2023
Ordinary shares

Number of shares authorized	450,000	450,000
Number of shares issued and fully paid	295,353	245,721
The movements of the number of ordinary shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2024	2023	2022
Number of shares as of January 1	245,721	244,211	126,100
Issuance of ordinary shares in relation to the Merger or Subscription Agreements	49,403	—	88,643
Issuance of ordinary shares in relation to the PIPE Agreements	—	—	29,482
Issuance of restricted shares	84	—	—
Reacquisition of restricted shares due to forfeiture	(588)	(261)	(274)
Issuance of ordinary shares in relation to exercise of share options	—	—	1
Issuance of ordinary shares in relation to vesting of restricted stock units	733	1,771	259
Number of shares as of December 31	295,353	245,721	244,211
Each ordinary share carries one vote and the right for dividends.
Pursuant to the Merger Agreement, immediately prior to the consummation of the Merger, Gogoro effected a recapitalization, whereby each of ordinary shares of Gogoro that were issued and outstanding was subdivided into 0.8752888353 ordinary shares of Gogoro, such that each ordinary share of Gogoro will have a value of $10.00 per share after giving effect to such share subdivision. All ordinary shares, preferred shares and restricted shares were adjusted retroactively for all periods presented in these consolidated financial statements.
Pursuant to the Merger Agreement, each outstanding ordinary share of Poema, after redemption by shareholders of Poema, was converted into one ordinary share of Gogoro on the Closing Date. This resulted in the issuance of 13,618,735 ordinary shares of Gogoro, including 6,393,750 Sponsor Earn-in Shares. As of December 31, 2024 and 2023, no Sponsor Earn-in Shares were vested. Refer to Note 12 for information in relation to Sponsor Earn-in Shares.
Concurrently with the execution of the Merger Agreement, certain investors entered into certain share subscription agreements (each, a “PIPE Agreement”) pursuant to which the investors had committed to subscribe for and purchase 29,482,000 ordinary shares of Gogoro at $10.00 per share for an aggregate purchase price of $294,820 thousand (the “PIPE Investments”). The amount was received on the Closing Date.
Gogoro consummated two share subscription agreements with Gold Sino Assets Limited ("Gold Sino") and Castrol Holdings International Limited ("Castrol") on May 31 and June 24, 2024, respectively. Pursuant to the agreement with Gold Sino, Gogoro issued 32,516,095 ordinary shares, at a price of $1.5377 per share, for an aggregated purchase price at $50.0 million, with warrants granted to Gold Sino to purchase, a portion or all, 10,838,698 ordinary shares of Gogoro in the successive five years immediately after the issuance. The Company recorded such warrants as an equity on our consolidated financial statements, as those warrants (i) do not contain a contractual obligation of Gogoro to deliver cash or other financial assets to another entity and (ii) are consistent with a fixed-for-fixed option pricing model. The warrants were valuated and recorded at $10.0 million in stockholders' equity and remained classified within stockholders' equity through their expiration. Pursuant to the agreement with Castrol (the “Subscription Agreement”), Gogoro issued 16,887,328 ordinary shares, at a price of $1.4804 per share, for an aggregated price at $25.0 million, with a put option, exercisable during the next 12 months after June 30, 2025, to require Gogoro to repurchase such ordinary shares, for a portion or all, at a price per share equal to that was purchased. The Company recorded such financial instrument as a financial liability at the present value of the repurchase amount at $24.2 million on the issuance date, and will be subsequently measured at amortized cost by using the effective interest method. As of December 31, 2024, the balance is $24.6 million recorded under Financial liabilities at amortized cost. See also Note 27 for an update on the Subscription Agreement.
ii.Series C preferred shares
There are no series C shares issued and outstanding as of December 31, 2024, 2023 and 2022. The movements of the number of preferred shares issued and fully paid were as follows:

	Unit: in Thousands of Shares
	For the Year Ended December 31,
	2024	2023	2022
Number of shares as of January 1	—	—	75,025
Repurchase of Series C preferred shares	—	—	(75,025)
Number of shares as of December 31	—	—	—
b.Reserves

	As of December 31,
	2024	2023
Capital surplus - Issuance of ordinary shares	$649,440	$599,077
Capital surplus - Share-based compensation, net	82,479	70,835
Capital surplus - Changes in percentage of ownership in associates	2,541	—
Accumulated deficits	(548,732)	(425,978)
Exchange Difference on Translation	(9,217)	4,729
	$176,511	$248,663
Retained earnings and dividend policy
1)Subject to any rights and restrictions for the time being attached to any shares, or as otherwise provided for in the Companies Act and the Articles of Association of Gogoro, the board of directors of Gogoro may from time to time declare dividends (including interim dividends) and other distributions on shares of Gogoro in issue and authorize payment of the same out of the funds of Gogoro lawfully available therefor.
2)Subject to any rights and restrictions for the time being attached to any shares, Gogoro by ordinary resolution may declare dividends, but no dividend shall exceed the amount recommended by the board of directors of Gogoro.
3)The board of directors may determine, before recommending or declaring any dividend, to set aside out of the funds legally available for distribution such sums as they think proper as a reserve or reserves which shall be applicable for meeting contingencies, or for equalizing dividends or for any other purpose to which those funds may be properly applied and pending such application may, at the determination of the board of directors of Gogoro, either be deployed in business of Gogoro or be invested in such investments as the board of directors of Gogoro may from time to time think fit.